UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
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Address:   677 Madison Avenue, 3rd Floor
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           New York, New York 10021
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Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
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Title:     Vice President
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Phone:     212-688-1500 x 324
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Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          2/24/03
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:       $112,877
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE



                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
APPLE COMPUTER INC  COMMON       037833100    215     15,000   SH         SOLE          15,000   0       0
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AUTOLIV INC         COMMON       052800109    944     45,114   SH         SOLE          45,114   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC      COMMON       054303102 17,034    316,200   SH         SOLE         316,200   0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP   COMMON       067901108    355     23,002   SH         SOLE          23,002   0       0
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BRASS EAGLE INC     COMMON       10553F106    469     53,471   SH         SOLE          53,471   0       0
-----------------------------------------------------------------------------------------------------------
BRISTOL MYERS
 SQUIBB CO          COMMON       110122108    347     15,000   SH         SOLE          15,000   0       0
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BURLINGTON NORTHN
 SANTA FE C         COMMON       12189T104 15,279    587,436   SH         SOLE         587,436   0       0
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CELL GENESYS INC    COMMON       150921104    145     13,000   SH         SOLE          13,000   0       0
-----------------------------------------------------------------------------------------------------------
COMMUNICARION
 INTELLIGENCE N     COMMON       20338K106    184    526,776   SH         SOLE         526,776   0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC         COMMON       222816100    462     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
DEAN FOODS CO NEW   COMMON       242370104  3,784    102,000   SH         SOLE         102,000   0       0
-----------------------------------------------------------------------------------------------------------
DOW JONES & CO INC  COMMON       260561105    216      5,000   SH         SOLE           5,000   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS  & CO      COMMON       263534109  1,654     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
FEDDERS CORP        COM NEW      313135501     43     15,100   SH         SOLE          15,100   0       0
-----------------------------------------------------------------------------------------------------------
FTD INC             CL A         30265Q109    371     23,328   SH         SOLE          23,328   0       0
-----------------------------------------------------------------------------------------------------------
GARTNER INC         COMMON       366651107    460     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE
 PLC               SPONSORED ADR 37733W105 20,523    547,860   SH         SOLE         547,860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO      COMMON       406216101  3,599    192,346   SH         SOLE         192,346   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC  COMMON       438516106 11,308    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE
 & CO               COMMON       46625H100  3,110    129,600   SH         SOLE         129,600   0       0
-----------------------------------------------------------------------------------------------------------
JLM INDUSTRIES INC  COMMON       46621D103     75     77,700   SH         SOLE          77,700   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC  COMMON       484173109    697     38,000   SH         SOLE          38,000   0       0
-----------------------------------------------------------------------------------------------------------
KERR MCGEE CORP     COMMON       492386107  1,772     40,000   SH         SOLE          40,000   0       0
-----------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP COMMON       554489104    303     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
MARATHON OIL CORP   COMMON       565849106    426     20,000   SH         SOLE          20,000   0       0
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MOTOROLA INC        COMMON       620076109  8,480    980,400   SH         SOLE         980,400   0       0
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NORTEL NETWORKS
 CORP NEW           COMMON       656568102     16     10,000   SH         SOLE          10,000   0       0
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PARK OHIO
 HLDGS CORP         COMMON       700666100    381     91,500   SH         SOLE          91,500   0       0
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PIONEER NAT RES CO  COMMON       723787107  1,768     70,000   SH         SOLE          70,000   0       0
-----------------------------------------------------------------------------------------------------------
PREMCOR INC         COMMON       74045Q104    333     15,000   SH         SOLE          15,000   0       0
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PRIDE INTL INC DEL  COMMON       74153Q102  1,484     99,600   SH         SOLE          99,600   0       0
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SCHERING PLOUGH
 CORP               COMMON       806605101    355     16,000   SH         SOLE          16,000   0       0
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SCUDDER NEW ASIA FD COMMON       811183102     88     11,400   SH         SOLE          11,400   0       0
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SEQUA CORP          CL A         817320104  2,070     52,931   SH         SOLE          52,931   0       0
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SL GREEN RLTY CORP  COMMON       78440X101  2,528     80,000   SH         SOLE          80,000   0       0
-----------------------------------------------------------------------------------------------------------
SMITH & WOLLENSKY
 RESTAURANT         COMMON       831758107     47     13,400   SH         SOLE          13,400   0       0
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SOUTHERN UN CO NEW  COMMON       844030106    351     21,247   SH         SOLE          21,247   0       0
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TEMPLETON EMERGING
 MKTS FD I          COMMON       880191101    124     16,000   SH         SOLE          16,000   0       0
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TRANSOCEAN INC      COMMON       G90078109    464     20,000   SH         SOLE          20,000   0       0
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TRAVELERS PPTY CAS
 CORP NEW           CL A         89420G109    220     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP    COMMON       910671106  2,042    127,600   SH         SOLE         127,600   0       0
-----------------------------------------------------------------------------------------------------------
UNOCAL CORP         COMMON       915289102    306     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
VARCO INTL INC DEL  COMMON       922122106    854     49,074   SH         SOLE          49,074   0       0
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VODAPHONE GROUP     SPONSORED
 PLC NEW             ADR         92857W100  4,097    226,120   SH         SOLE         226,120   0       0
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WELLS FARGO & CO
 NEW                COMMON       949746101  2,914     62,180   SH         SOLE          62,180   0       0
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XANSER CORP         COMMON       98389J103    180    114,000   SH         SOLE         114,000   0       0
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